Statements of Net Assets Available for Benefits - EBP 017 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments at fair value	$ 31,550,077,505	$ 26,974,870,131
Fully benefit-responsive investments at contract value:
Total fully benefit-responsive investments at contract value	2,721,206,752	2,636,956,605
Total investments	34,271,284,257	29,611,826,736
Receivables:
Interest and dividends (Note 2 (f))	19,345,976	16,188,989
Notes receivable from participants (Note 2 (h) and Note 4)	455,962,773	432,247,975
Employer contributions	10,677,470	9,539,961
Participant contributions	20,332,217	18,105,581
Pending securities settlements (Note 2 (g))	16,076,177	0
Total receivables	522,394,613	476,082,506
Total assets	34,793,678,870	30,087,909,242
Liabilities:
Accrued expenses and other liabilities	28,756,730	23,021,700
Pending securities settlements (Note 2 (g))	0	2,546,947
Total liabilities	28,756,730	25,568,647
Net assets available for benefits	34,764,922,140	30,062,340,595
Mutual funds (Note 2 (b))
Investments at fair value:
Total investments at fair value	10,757,665,718	9,446,229,019
Common stock (Note 2 (b))
Investments at fair value:
Total investments at fair value	6,771,741,997	5,669,570,669
Corporate bonds (Note 2 (b))
Investments at fair value:
Total investments at fair value	606,391,588	483,462,432
U.S. government securities (Note 2 (b))
Investments at fair value:
Total investments at fair value	1,174,631,264	902,698,858
Other securities (Note 2 (b))
Investments at fair value:
Total investments at fair value	44,098,638	27,900,512
Common collective trust funds (Note 2 (b))
Investments at fair value:
Total investments at fair value	12,195,548,300	10,445,008,641
Synthetic guaranteed investment contracts (Note 2 (b))
Fully benefit-responsive investments at contract value:
Total fully benefit-responsive investments at contract value	$ 2,721,206,752	$ 2,636,956,605